Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (“CAP”) and certain financial performance measures of the Company. For further information about how we align executive compensation with our corporate performance, see the section titled “Compensation Discussion and Analysis” earlier in this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

The following table sets forth the compensation for our CEO, who is our principal executive officer (“PEO”), and the average compensation for our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect CAP. The table also provides information with respect to cumulative total stockholder returns (“TSR”), peer group cumulative TSR, net income, and the Company’s selected performance measure, Adjusted EBITDA (Pre-Bonus).

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (1) ($)	Average Summary Compensation Table Total for non-PEO NEOs (2) ($)	Average Compensation Actually Paid to non-PEO NEOs (1) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($)	Adjusted EBITDA (Pre-Bonus) (in millions) (4) ($)
					Dave Total Shareholder Return ($)	Peer Group Total Stockholder Return (3) ($)
2025	10,208,028	102,191,418	5,654,570	26,757,064	2,386	172	196	209
2024	11,710,777	50,874,357	5,710,535	15,179,357	937	174	58	72
2023	2,324,200	1,896,022	1,760,575	1,616,010	90	139	(49)	(16)

(1)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO or the non-PEO NEOs as a group, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the non-PEO NEOs as a group during the applicable year. See the “Adjustments to Calculate Compensation Actually Paid” table below for details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation S-K. In each of 2025, 2024, and 2023, Mr. Wilk was our PEO.

(2)	In each of 2025, 2024, and 2023 the other NEOs consisted of only Mr. Beilman.
(3)

The peer group for purposes of this table is the Russell 2000 Index used for purposes of Item 201(e) of Regulation S-K. TSR is cumulative for the measurement periods beginning on December 30, 2022, and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K, assuming $100 was invested at the beginning of the measurement period.

(4)

Adjusted EBITDA (Pre-Bonus) is our Company selected performance measure. The Company defines and calculates Adjusted EBITDA (Pre-Bonus) as GAAP net income before the impact of interest income or expense, provision for income taxes, depreciation and amortization, and adjusted to exclude non-recurring legal settlement and litigation expenses, stock-based compensation expense, bonus plan expense and certain other non-core items. Adjusted EBITDA (Pre-Bonus) differed from the Company’s reported Adjusted EBITDA, as permitted by the Compensation Committee. For fiscal years 2023, 2024, and 2025, the difference between Adjusted EBITDA as reported and Adjusted EBITDA (Pre-Bonus) was due to the method by which the provision for credit losses was calculated and the exclusion of bonus plan expense. For fiscal years 2023, 2024, and 2025, the provision for credit losses was based upon loss rates for originations which occurred in the applicable fiscal year. For purposes of the reported Adjusted EBITDA, the provision for credit losses was based on how the Company calculates this figure in accordance with GAAP.

Adjustments to Calculate Compensation Actually Paid

The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation S-K.

	PEO			Average Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation per Summary Compensation Table	$10,208,028	$11,710,777	$2,324,200	$5,654,570	$5,710,535	$1,760,575
Less Reported Change in Actuarial Present Value of Pension Benefits	–	–	–	–	–	–
Less Reported Value of Equity Awards (1)	(8,480,566)	(8,980,750)	(717,250)	(4,461,724)	(3,963,441)	(445,812)
Summary Compensation Table Adjustments	$(8,480,566)	$(8,980,750)	$(717,250)	$(4,461,724)	$(3,963,441)	$(445,812)
Add Additional Service Cost	–	–	–	–	–	–
Add Additional Prior Service Cost	–	–	–	–	–	–
Pension Benefit Adjustments	–	–	–	–	–	–
Add Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	26,717,102	16,551,046	529,438	12,136,811	6,896,407	317,987
Change Year over Year in Fair Value of Outstanding and Unvested Equity Awards	33,877,391	29,311,075	(327,569)	3,773,073	4,708,887	(209,432)
Add Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	1,415,860	1,644,210	87,203	693,109	685,103	52,378
Change Year over Year in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	38,453,604	638,000	–	8,961,226	1,141,867	140,314
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	–	–	–	–	–	–
Add Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	–	–	–	–	–	–
Total Equity Award Adjustments (2)	$91,983,390	$39,163,580	$(428,178)	$21,102,494	$9,468,822	$(144,565)
Compensation Actually Paid	$102,191,418	$50,874,357	$1,896,022	$26,757,064	$15,179,357	$1,616,010

(1)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (and the average of such amounts for the Non-PEO NEOs).
(2)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K.

Company Selected Measure Name	Adjusted EBITDA (Pre-Bonus)
Peer Group Issuers, Footnote

The peer group for purposes of this table is the Russell 2000 Index used for purposes of Item 201(e) of Regulation S-K. TSR is cumulative for the measurement periods beginning on December 30, 2022, and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K, assuming $100 was invested at the beginning of the measurement period.

PEO Total Compensation Amount	$ 10,208,028	$ 11,710,777	$ 2,324,200
PEO Actually Paid Compensation Amount	$ 102,191,418	50,874,357	1,896,022
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid

The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation S-K.

	PEO			Average Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation per Summary Compensation Table	$10,208,028	$11,710,777	$2,324,200	$5,654,570	$5,710,535	$1,760,575
Less Reported Change in Actuarial Present Value of Pension Benefits	–	–	–	–	–	–
Less Reported Value of Equity Awards (1)	(8,480,566)	(8,980,750)	(717,250)	(4,461,724)	(3,963,441)	(445,812)
Summary Compensation Table Adjustments	$(8,480,566)	$(8,980,750)	$(717,250)	$(4,461,724)	$(3,963,441)	$(445,812)
Add Additional Service Cost	–	–	–	–	–	–
Add Additional Prior Service Cost	–	–	–	–	–	–
Pension Benefit Adjustments	–	–	–	–	–	–
Add Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	26,717,102	16,551,046	529,438	12,136,811	6,896,407	317,987
Change Year over Year in Fair Value of Outstanding and Unvested Equity Awards	33,877,391	29,311,075	(327,569)	3,773,073	4,708,887	(209,432)
Add Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	1,415,860	1,644,210	87,203	693,109	685,103	52,378
Change Year over Year in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	38,453,604	638,000	–	8,961,226	1,141,867	140,314
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	–	–	–	–	–	–
Add Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	–	–	–	–	–	–
Total Equity Award Adjustments (2)	$91,983,390	$39,163,580	$(428,178)	$21,102,494	$9,468,822	$(144,565)
Compensation Actually Paid	$102,191,418	$50,874,357	$1,896,022	$26,757,064	$15,179,357	$1,616,010

(1)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (and the average of such amounts for the Non-PEO NEOs).
(2)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 5,654,570	5,710,535	1,760,575
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,757,064	15,179,357	1,616,010
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid

The table below shows the details of the adjustments to total compensation as shown in the Summary Compensation Table to determine compensation actually paid in accordance with Item 402(v) of Regulation S-K.

	PEO			Average Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation per Summary Compensation Table	$10,208,028	$11,710,777	$2,324,200	$5,654,570	$5,710,535	$1,760,575
Less Reported Change in Actuarial Present Value of Pension Benefits	–	–	–	–	–	–
Less Reported Value of Equity Awards (1)	(8,480,566)	(8,980,750)	(717,250)	(4,461,724)	(3,963,441)	(445,812)
Summary Compensation Table Adjustments	$(8,480,566)	$(8,980,750)	$(717,250)	$(4,461,724)	$(3,963,441)	$(445,812)
Add Additional Service Cost	–	–	–	–	–	–
Add Additional Prior Service Cost	–	–	–	–	–	–
Pension Benefit Adjustments	–	–	–	–	–	–
Add Year-end Fair Value of Outstanding and Unvested Equity Awards Granted During Year	26,717,102	16,551,046	529,438	12,136,811	6,896,407	317,987
Change Year over Year in Fair Value of Outstanding and Unvested Equity Awards	33,877,391	29,311,075	(327,569)	3,773,073	4,708,887	(209,432)
Add Fair Value of Vesting Date of Equity Awards Granted and Vested in the Year	1,415,860	1,644,210	87,203	693,109	685,103	52,378
Change Year over Year in Fair Value Equity Awards Granted in Prior Years that Vested in the Year	38,453,604	638,000	–	8,961,226	1,141,867	140,314
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	–	–	–	–	–	–
Add Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	–	–	–	–	–	–
Total Equity Award Adjustments (2)	$91,983,390	$39,163,580	$(428,178)	$21,102,494	$9,468,822	$(144,565)
Compensation Actually Paid	$102,191,418	$50,874,357	$1,896,022	$26,757,064	$15,179,357	$1,616,010

(1)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year (and the average of such amounts for the Non-PEO NEOs).
(2)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, our cumulative TSR, and our peer group cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Non-GAAP Adjusted EBITDA (Pre-Bonus)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Non-GAAP Adjusted EBITDA (Pre-Bonus) over the three most recently completed fiscal years.

Tabular List, Table

Performance Measures Used to Link Company Performance to Compensation Actually Paid

The following is a list of financial performance measures which, in our assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for fiscal year 2025 to company performance. These were the only two financial performance measures that the Company used to link compensation actually paid to our NEOs for fiscal 2025 to Company performance:

●
Non-GAAP Variable Profit
●
Non-GAAP Adjusted EBITDA (Pre-Bonus)

Total Shareholder Return Amount	$ 2,386	937	90
Peer Group Total Shareholder Return Amount	172	174	139
Net Income (Loss)	$ 196,000,000	$ 58,000,000	$ (49,000,000)
Company Selected Measure Amount	209,000,000	72,000,000	(16,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Variable Profit
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA (Pre-Bonus)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,983,390	39,163,580	(428,178)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,480,566)	(8,980,750)	(717,250)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,480,566)	(8,980,750)	(717,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,717,102	16,551,046	529,438
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,877,391	29,311,075	(327,569)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,415,860	1,644,210	87,203
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,453,604	638,000	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,102,494	9,468,822	(144,565)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,461,724)	(3,963,441)	(445,812)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,461,724)	(3,963,441)	(445,812)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,136,811	6,896,407	317,987
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,773,073	4,708,887	(209,432)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,109	685,103	52,378
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,961,226	1,141,867	140,314
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0